SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]

a. General and administrative:

	Year ended December 31,
	2015	2014
Payroll, office and related	$1,150	$945
Legal and professional fees	408	1,103
Stock-based compensation	1,169	1,215
Issuance of Common Stock and warrants to service provider	134	—
Other	87	377
Total General and administrative	$2,948	$3,640

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
b. Financial expenses, net:

	Year ended December 31,
	2015	2014
Bank charges	$22	$23
Foreign currency adjustments losses (gain)	(7)	33
Issuance cost related to warrants to investors and service provider	—	533
Incremental value to the February 2014 Investors that resulted from Exchange Agreement	—	3,124
Change in the fair value of warrants	(571)	(2,194)
Total Financial expenses (income), net	$(556)	$1,519